SUPPLEMENT DATED MAY 1, 2026 TO THE FOLLOWING PROSPECTUSES
DATED MAY 1, 2008
New York Life (formerly MainStay) Elite Variable Annuity
AND TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2019
New York Life Complete Access Variable Annuity
New York Life Income Plus Variable Annuity
New York Life Complete Access Variable Annuity II
New York Life Income Plus Variable Annuity II
INVESTING IN THE FOLLOWING SEPARATE ACCOUNTS
NYLIAC Variable Annuity Separate Account III
NYLIAC Variable Annuity Separate Account IV

This supplement amends the most recent prospectuses (each a “Prospectus,” and together, the “Prospectuses”) for the variable annuity policies referenced above. This supplement describes changes to the investment options available under such policies. You should read this information carefully and retain this supplement for future reference together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.
The following changes take effect on May 1, 2026:
I. ADDITION OF NEW INVESTMENT DIVISIONS AVAILABLE UNDER THE POLICIES
The following portfolios will be available as Investment Divisions under the policies:
●
American Funds® IS Growth-Income Fund – Class 4
●
Columbia Variable Portfolio Small Company Growth Fund – Class 2
●
Fidelity® VIP International Capital Appreciation Portfolio – Service Class 2
●
Franklin Gold and Precious Metals VIP Fund – Class 2
●
Goldman Sachs VIT International Equity Insights Fund – Service Class
●
Lord Abbett Series Fund, Inc. – Short Duration Income Portfolio – Class VC
●
Voya Intermediate Bond Portfolio – Class S
The following should be added to the list in your Prospectus of Eligible Portfolios along with their respective Funds and investment advisers:
FUND	INVESTMENT ADVISER	ELIGIBLE PORTFOLIOS
American Funds® Insurance Series	Capital Research and Management Company	American Funds® IS Growth-Income Fund – Class 4
Columbia Funds Variable Insurance Trust	Columbia Management Investment Advisers, LLC	Columbia Variable Portfolio Small Company Growth Fund – Class 2
Fidelity® Variable Insurance Products	Fidelity Management & Research Company LLC Subadviser: FIL Investment Advisors	Fidelity® VIP International Capital Appreciation Portfolio – Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Fund Adviser, LLC Subadviser: Franklin Advisers, Inc.	Franklin Gold and Precious Metals VIP Fund – Class 2

FUND	INVESTMENT ADVISER	ELIGIBLE PORTFOLIOS
Goldman Sachs Variable Insurance Trust	Goldman Sachs Asset Management, L.P.	Goldman Sachs VIT International Equity Insights Fund – Service Class
Lord Abbett Series Fund, Inc.	Lord, Abbett & Co. LLC	Lord Abbett Series Fund, Inc. – Short Duration Income Portfolio – Class VC
Voya Intermediate Bond Portfolio	Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Voya Intermediate Bond Portfolio – Class S

II. FUNDS AVAILABLE WITH THE GUARANTEED FUTURE INCOME BENEFIT RIDER
For New York Life Income Plus Variable Annuity and New York Life Income Plus Variable Annuity II with the Guaranteed Future Income Benefit Rider (“GFIB”), as applicable.
Asset Allocation Categories	Investment Divisions
Category A Funds	Lord Abbett Series Fund, Inc. – Short Duration Income Portfolio – Class VC Voya Intermediate Bond Portfolio – Class S
Category B Funds	American Funds® IS Growth-Income Fund – Class 4
Category C Funds
Columbia Variable Portfolio Small Company Growth
Fund – Class 2

Fidelity® VIP International Capital Appreciation
Portfolio – Service Class 2

Franklin Gold and Precious Metals VIP Fund – Class 2

Goldman Sachs VIT International Equity Insights Fund
– Service Class

III. CLOSURE OF INVESTMENT DIVISION TO NEW INVESTMENTS
As applicable to your policy, Western Asset Core Plus VIT Portfolio – Class II (the “Western Asset Portfolio”) will be closed to all policyowners except those policyowners who have Accumulation Value invested in the Western Asset Portfolio as of May 1, 2026.
If you have Accumulation Value invested in the Western Asset Portfolio on May 1, 2026, you may continue to submit additional premium payments to the Western Asset Portfolio thereafter. However, if you withdraw or otherwise transfer your entire Accumulation Value from the Western Asset Portfolio after May 1, 2026, you will not be permitted to invest in the Western Asset Portfolio at a later date. If you do not have Accumulation Value invested in the Western Asset Portfolio on May 1, 2026, you will not be permitted to invest in the Western Asset Portfolio thereafter.
Dollar cost averaging programs, automatic asset rebalancing programs and interest sweep, if elected on or prior to May 1, 2026, will not be affected by the closure unless you withdraw or otherwise transfer your entire Accumulation
Value from the Western Asset Portfolio.
The other sections of your Prospectus remain unchanged.

New York Life Insurance and Annuity Corporation
(a Delaware Corporation)
51 Madison Avenue
New York, New York 10010